PROVISIONS, CONTINGENCIES AND COMMITMENTS - Tax Claims (Details) $ in Millions							1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended								36 Months Ended
	Dec. 31, 2017 USD ($) claim	May 17, 2016 USD ($)	Apr. 25, 2016 USD ($)	Apr. 24, 2013 USD ($)	Dec. 10, 2012 claim	Aug. 08, 2012 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Aug. 31, 2015 claim	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2007 USD ($)	Jul. 31, 2015 USD ($) claim	Jun. 30, 2015 claim	Dec. 31, 2017 USD ($) claim	Dec. 31, 2015 USD ($) claim	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2016 USD ($) claim	Oct. 31, 2011 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,022														$ 2,022	$ 2,204							$ 1,947
Tax Claims
Disclosure of other provisions [line items]
Provisions	126														126	189							$ 211
ArcelorMittal Brasil S.A. | Deductions for SUDENE Certificates
Disclosure of other provisions [line items]
Damages sought	185					$ 6						$ 451
Damages sought, penalties accrued																								$ 77
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought		$ 155											$ 99		$ 4
Number of tax assessments or claims | claim													9	9									3
Number of favorable tax assessments or claims | claim															2
Lawsuit period															18 years
Deposit held, amount	$ 55														$ 55
ArcelorMittal Brasil S.A. | Credits for Social Security Taxes
Disclosure of other provisions [line items]
Damages sought																							$ 53
ArcelorMittal Brasil S.A. | Tax Assessments Related To Amortization Of Goodwill
Disclosure of other provisions [line items]
Write off, net operating loss carryforward			$ 292
ArcelorMittal Brasil S.A. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																	$ 517		$ 589
Tax assessment penalty											$ 141								266
ArcelorMittal Brasil S.A. | Lawsuit Against Federal Revenue Related To Tax For Additional Freight For Renewal Of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Damages sought																	$ 50
SOL Coqueria Tubarão S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought																			$ 34
Number of tax assessments or claims | claim																			21
Number of favorable tax assessments or claims | claim									2
Number of claims pending | claim	6
Number of unfavorable tax assessments or claims | claim	15,000,000
ArcelorMittal Comercializadora de Energia | Tax Credits on Interstate Sales of Electricity
Disclosure of other provisions [line items]
Damages sought								$ 64		$ 57
ArcelorMittal Comercializadora de Energia | Retroactive Application of New Law
Disclosure of other provisions [line items]
Reduction in tax assesment							$ 18
ArcelorMittal France | Social Contribution
Disclosure of other provisions [line items]
Damages sought																		$ 150		$ 69
Number of unfavorable tax assessments or claims | claim					3
Reduction in tax assesment				$ 29
ArcelorMittal France | Social Contribution - Profit Sharing Schemes
Disclosure of other provisions [line items]
Damages sought																						$ 17
ArcelorMittal France | Social Contribution - Stock Options
Disclosure of other provisions [line items]
Damages sought																					$ 11
ArcelorMittal France | Social Contribution - Professional Fees
Disclosure of other provisions [line items]
Damages sought																				$ 5
ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																$ 142
Number of tax assessments or claims | claim																3
ArcelorMittal Las Truchas | Tax Claims
Disclosure of other provisions [line items]
Damages sought																					$ 72